Acquisitions (Details 6) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Revenues	$ 86,218	$ 80,271	$ 327,335	$ 165,991
Cost of revenues	(525,328)	(98,608)	(1,031,344)	(473,056)
Operating expenses:
Selling, general and administrative expenses	1,223,618	1,073,187	7,443,296	5,168,512
Other income (expense)	(593,414)	(9,724)	2,096,091	1,744,049
Net loss	$ (2,256,142)	$ (1,101,248)	$ (10,243,396)	$ (7,219,626)
Weighted average number of common shares Outstanding – basic and fully diluted	86,876,957	55,059,804	61,786,169	44,840,743
Net loss per share – basic and fully diluted	$ (0.03)	$ (0.02)	$ (0.17)	$ (0.16)
Rezserve Technologies Ltd [Member] | Combined Pro Forma [Member]
Revenues			$ 333,879
Cost of revenues			475,308
Gross profit (loss)			(141,429)
Operating expenses:
Selling, general and administrative expenses			5,323,560
Loss from operations			(5,464,989)
Other income (expense)			(1,744,049)
Net loss			$ (7,209,038)
Weighted average number of common shares Outstanding – basic and fully diluted			44,840,743
Net loss per share – basic and fully diluted			$ (0.16)
Comencia, Inc. Acquisition [Member] | Combined Pro Forma [Member]
Revenues	$ 111,300		$ 367,923	$ 251,713
Cost of revenues	120,448		1,053,184	562,216
Gross profit (loss)	(9,148)		(685,261)	(310,503)
Operating expenses:
Selling, general and administrative expenses	1,082,168		7,454,580	5,218,597
Loss from operations	(1,092,624)		(8,139,841)	(5,529,100)
Other income (expense)	9,724		(2,096,091)	(1,744,049)
Net loss	$ (1,101,348)		$ (10,235,932)	$ (7,273,149)
Weighted average number of common shares Outstanding – basic and fully diluted	55,059,804		61,786,169	44,840,743
Net loss per share – basic and fully diluted	$ (0.02)		$ (0.17)	$ (0.16)